ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entity [Line Items]
Schedule of Company's Subsidiaries and VIE's

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:

Broad Cosmos Enterprises Ltd. (“Broad Cosmos”)	June 26, 2006	British Virgin Islands ("BVI")	100%

Air Net International Limited (Formerly AirMedia International Limited) ("Air Net International")	July 14, 2007	BVI	100%

Air Net (China) Limited (Fomerly AirMedia (China) Limited) ("AN China")	August 5, 2005	Hong Kong	100%

Subsidiaries:

Yuehang Chuangyi Technology (Beijing) Co., Ltd. (Formerly AirMedia Technology (Beijing) Co., Ltd.) ("Chuangyi Technology")	September 19, 2005	the PRC	100%

Shenzhen Yuehang Information Technology Co., Ltd. (Formerly Shenzhen AirMedia Information Technology Co., Ltd.) ("Shenzhen Yuehang")	June 6, 2006	the PRC	100%

Xi'an Shengshi Dinghong Information Technology Co., Ltd. (Formerly Xi'an AirMedia Chuangyi Technology Co., Ltd.) ("Xi'an Shengshi")	December 31, 2007	the PRC	100%

VIEs:

Beijing Linghang Shengshi Advertising Co., Ltd. (Formerly Beijing AirMedia Shengshi Advertising Co., Ltd.) ("Linghang Shengshi ")	August 7, 2005	the PRC	N/A

Wangfan Tianxia Network Technology Co., Ltd.(“Iwanfan”)	May 6, 2016	the PRC	N/A

Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang")	January 16, 2008	the PRC	N/A

AirMedia Online Network Technology Group Co., Ltd. (Formerly AirMedia Online Network Technology Co., Ltd.) ("AM Online")	April 30, 2015	the PRC	N/A

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

VIEs' subsidiaries:

Beijing Airnet Pictures Co., Ltd. (Formerly Beijing AirMedia Film & TV Culture Co., Ltd.) ("Airnet Pictures")	September 13, 2007	the PRC	N/A

Beijing Zhihe Xianglong Advertising Co., Ltd. (Formerly Flying Dragon Media Advertising Co., Ltd.) ("Flying Dragon")	August 1, 2008	the PRC	N/A

Wenzhou Yuehang Advertising Co., Ltd. (Formerly Wenzhou AirMedia Advertising Co., Ltd.) ("Wenzhou Yuehang")	October 17, 2008	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A

Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd.) ("GreatView Media")	April 28, 2011	the PRC	N/A

Guangzhou Meizheng Online Network Technology Co., Ltd. (Formerly Guangzhou Meizheng Advertising Co., Ltd.) ("Guangzhou Meizheng")	May 17, 2013	the PRC	N/A

Beijing Yuehang Tianyi Electronic Information Technology Co., Ltd. (Formerly Beijing AirMedia Tianyi Information Technology Co., Ltd.) ("Yuehang Tianyi")	September 25, 2013	the PRC	N/A

Wangfan Linghang Mobile Network Technology Co., Ltd. (Formerly AirMedia Mobile Network Technology Co., Ltd. ("Linghang")	April 23, 2015	the PRC	N/A

Guangzhou Meizheng Information Technology Co., Ltd. ("Guangzhou Tech")	June 18, 2015	the PRC	N/A

AirMedia Henglong Mobile Network Technology Co., Ltd. ("AMHL Mobile")	April 27, 2015	the PRC	N/A

Beijing Wangfan Jiaming Pictures Co., Ltd. (Formerly Beijing AirMedia Jiaming Film & TV Culture Co., Ltd.) ("Wangfan Jiaming")	December 31, 2015	the PRC	N/A

Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”)	August 8, 2016	the PRC	N/A

Beijing Wangfan Jiaming Advertising Co.,Ltd. (Formerly Beijing AirMedia Jiaming Advertising Co., Ltd.) ("Jiaming Advertising")	January 1, 2007	the PRC	N/A

Shandong Airmedia Cheweishi Network Technology Co., Ltd. (Formerly Shandong Airmedia Car Safety Technology Co.,Ltd.) (“Shangdong Cheweishi”)	July 21, 2016	the PRC	N/A

Dingsheng Ruizhi (Beiing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”)	May 25, 2016	the PRC	N/A

Wangfan Tongda Culture Development (Beijing) Co., Ltd. (“Tongda Culture”)	May 11, 2018	the PRC	N/A

Yuehang Zhongying E-commerce Co., Ltd. (“Zhongying”)	May 17, 2018	the PRC	N/A

Beijing Airport United Culture Media Co., Ltd. (“Airport United”)	June 19, 2018	the PRC	N/A

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2016	2017	2018

Net revenues	$16,311	$23,759	$24,546
Net loss	(81,659)	(173,516)	(86,344)

AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts
The following financial statement information for AirMedia's VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2017	2018

Total current assets	$73,362	$51,990
Total non-current assets	122,489	60,375

Total assets	195,851	112,365

Total current liabilities	63,302	98,960
Total non-current liabilities	25,528	2,763

Total liabilities	$88,830	$101,723